Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Deposits from related parties	$ 4,200,000	$ 3,400,000
Time deposits in denomination of $100 thousands	183,600,000	153,800,000
Aggregate amount of brokered time deposits	25,000,000	5,000,000
Maximum
Deposits [Line Items]
Deposits insured by FDIC	$ 250,000